Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition
16. Revenue Recognition
Disaggregation of Revenue
The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Food and nutrition	19%	27%	22%	36%
Industrial and environmental	12%	27%	17%	27%
Agriculture	8%	20%	9%	14%
Consumer and technology	52%	15%	34%	15%
Other	9%	11%	18%	8%

Total Foundry revenue	100%	100%	100%	100%

The following table sets forth the percentage of revenue by geographic location based on total revenue:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
North America	97%	91%	96%	93%
Rest of world	3%	9%	4%	7%

Total revenue	100%	100%	100%	100%

Contract Balances
The Company recognizes a contract asset when the Company transfers goods or services to a customer before the customer pays consideration or before payment is due, excluding any amounts presented as accounts receivable. The Company had no contract asset balances as of September 30, 2021 and December 31, 2020.
Contract liabilities, or deferred revenue, primarily consist of payments received in advance of performance under the contract or when the Company has an unconditional right to consideration under the terms of the contract before it transfers goods or services to the customer. The Company’s collaborative arrangements with its investees and related parties typically include upfront payments consisting of cash or non-cash
consideration for future research and development services and non-cash
consideration in the form of equity securities for licenses that will be transferred in the future. The Company records the upfront cash payments and fair value of the equity securities as deferred revenue.
The Company also invoices customers based on contractual billing schedules, which results in the recording of deferred revenue to the extent payment is received prior to the Company’s performance of the related services. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract.
During the nine months ended September 30, 2021, the Company recognized $23.7 million of revenue that was included in the contract liabilities balance of $128.5 million as of December 31, 2020. During the nine months ended September 30, 2020, the Company recognized $19.0 million of revenue that was included in the contract liabilities balance of $147.9 million as of December 31, 2019.
Performance Obligations
The aggregate amount of the transaction price that was allocated to performance obligations that have not yet been satisfied or are partially satisfied as of September 30, 2021 and December 31, 2020 was $25.3 million and $20.7 million, respectively. The Company has elected the practical expedient not to provide the remaining performance obligation disclosures related to contracts for which the Company recognizes revenue in the amount to which it has the right to invoice. As of September 30, 2021, of the performance obligations not yet satisfied or partially satisfied, nearly all is expected to be recognized as revenue during the years 2021 to 2026.

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5
. Revenue Recognition
Disaggregation of Revenue
The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Year Ended December 31,
	2020	2019
Food and nutrition	35%	39%
Industrial and environmental	29%	13%
Agriculture	13%	18%
Consumer and technology	12%	19%
Other	11%	11%

Total	100%	100%

The following table sets forth the percentage of revenue by geographic location based on total revenue:

	Year Ended December 31,
	2020	2019
North America	95%	95%
Rest of world	5%	5%

Total	100%	100%

Contract Balances
The Company recognizes a contract asset when the Company transfers goods or services to a customer before the customer pays consideration or before payment is due, excluding any amounts presented as accounts receivable. The Company did not have any contract assets as of and for the years ended December 31, 2020 and 2019.
Contract liabilities, or deferred revenue, primarily consist of payments received in advance of performance under the contract or when the Company has an unconditional right to consideration under the terms of the contract before it transfers goods or services to the customer. The Company’s collaborative arrangements with its investees and related parties typically include upfront payments consisting of cash or non-cash consideration for future research and development services and non-cash
consideration in the form of equity securities for licenses that will be transferred in the future. The Company records the upfront cash payments and fair value of the equity securities as deferred revenue.
The Company also invoices customers based on contractual billing schedules, which results in the recording of deferred revenue to the extent payment is received prior to the Company’s performance of the related services. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract.
Of the Company’s $147.9 million in deferred revenue at December 31, 2019, $25.5 million was recognized as revenue during 2020. Of the Company’s $127.2 million in deferred revenue at December 31, 2018, $16.8 million was recognized as revenue during 2019.
Performance Obligations
The aggregate amount of the transaction price that was allocated to performance obligations that have not yet been satisfied or are partially satisfied as of December 31, 2020 and 2019 was $20.7 million and $35.3 million,
respectively. The Company has elected the practical expedient not to provide the remaining performance obligation disclosures related to contracts for which the Company recognizes revenue on a cost-plus basis in the amount to which it has the right to invoice. As of December 31, 2020, of the performance obligations not yet satisfied or partially satisfied, 94% is expected to be recognized as revenue during the years ended December 31, 2021 to 2023. The remainder cannot be reasonably estimated due to uncertainty about the timing of development milestones.